DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Components of assets held for sale
The components of assets held for sale, as of December 31, 2017 and 2016 were as follows:

(in millions)	2017	2016
Current assets held for sale:
Cash	$—	$1
Trade receivables	—	86
Inventories	—	147
Other	—	27
Current assets held for sale	$—	$261

Non-current assets held for sale:
Identifiable intangible assets	$12	$680
Goodwill	—	1,355
Other	—	97
Non-current assets held for sale	$12	$2,132